Sep. 30, 2024
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Investment Goal
High total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 37 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 64 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees
Shareholder Fees - FRANKLIN STRATEGIC MORTGAGE PORTFOLIO	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none	[1]	1.00%	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN STRATEGIC MORTGAGE PORTFOLIO		Class A	Class A1	Class C	Class R6	Advisor Class
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees		0.25%	none	0.65%	none	none
Other expenses		0.87%	0.87%	0.87%	0.85%	0.87%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[1]	1.53%	1.28%	1.93%	1.26%	1.28%
Fee waiver and/or expense reimbursement	[2]	(0.52%)	(0.52%)	(0.52%)	(0.53%)	(0.52%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		1.01%	0.76%	1.41%	0.73%	0.76%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.75% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until January 31, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN STRATEGIC MORTGAGE PORTFOLIO - USD ($)	Class A	Class A1	Class C	Class R6	Advisor Class
1 Year	$ 474	$ 450	$ 244	$ 75	$ 78
3 Years	791	717	556	348	355
5 Years	1,131	1,004	994	641	653
10 Years	$ 2,089	$ 1,819	$ 2,107	$ 1,477	$ 1,500

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO Class C USD ($)
1 Year	$ 144
3 Years	556
5 Years	994
10 Years	$ 2,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67.74% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in mortgage securities. The Fund invests significantly in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage

Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). Securities issued by different government agencies or instrumentalities have different levels of credit support.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

The Fund also invests in other types of mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), credit risk transfer securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. Mortgage securities may include interests in reperforming loans (mortgage loans that are current but had been delinquent in the past). The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in whole mortgage loans.

The Fund may invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage securities. In addition, the Fund may invest up to 20% of its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by S&P®, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager. The Fund may also invest up to 33% of its total assets in mortgage dollar rolls.

For purposes of pursuing its investment goal, the Fund may enter into interest rate and credit related derivative instruments, including interest rate and credit default swaps and bond/interest rate futures contracts. The Fund may also enter into currency-related derivative transactions, including currency forwards and currency swaps. The Fund may use these derivative instruments for hedging purposes or for other investment purposes, including to generate income, to increase liquidity and/or to gain exposure to certain instruments or markets in a more efficient or less expensive way. The use of credit default swaps may allow the Fund to obtain net long or short exposure to select credit risks.

Principal Risks
Risk Table - FRANKLIN STRATEGIC MORTGAGE PORTFOLIO	Risk [Text Block]
Risk Lose Money [Member]	You could lose money by investing in the Fund.
Risk Not Insured [Member]	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Interest Rate

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Mortgage Securities and Prepayment

Mortgage Securities and Prepayment: Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Credit

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

High-Yield Mortgage Securities

High-Yield Mortgage Securities: Mortgage securities that are rated below investment grade, or unrated and deemed to be of comparable quality by the investment manager, involve greater credit risk with respect to the issuers of the mortgage securities and the borrowers in the underlying mortgages than higher-quality mortgage securities. High-yield mortgage securities are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates. The prices of high-yield mortgage securities generally fluctuate more than those of higher credit quality and are generally more illiquid (harder to sell) and harder to value.

Income

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.)

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Mortgage Dollar Rolls

Mortgage Dollar Rolls: In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Derivative Instruments

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

When-Issued and Delayed Delivery Transactions

When-Issued and Delayed Delivery Transactions: Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Portfolio Turnover	Portfolio Turnover: Active and frequent trading may increase a shareholder’s tax liability and the Fund’s transaction costs, which could detract from Fund performance.
Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns[1]

Class A Annual Total Returns

Best Quarter:	2023, Q4	6.87%
Worst Quarter:	2022, Q1	-5.13%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Average Annual Total Returns - FRANKLIN STRATEGIC MORTGAGE PORTFOLIO	Label	1 Year	5 Years	10 Years	Since Inception	[1]
Class A	Return before taxes	(3.46%)	(2.02%)	0.01%
Class A | After Taxes on Distributions	Return after taxes on distributions	(4.69%)	(2.95%)	(1.04%)
Class A | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(2.05%)	(1.89%)	(0.43%)
Class A1		(3.09%)	(1.77%)	0.26%
Class C		(1.04%)	(1.68%)	none
Class R6		0.63%	(0.96%)		0.23%
Advisor Class		0.59%	(1.04%)	0.63%
Bloomberg US Aggregate Index	Bloomberg US Aggregate Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. MBS Fixed Rate Index	Bloomberg U.S. MBS Fixed Rate Index	1.20%	(0.74%)	0.91%
FTSE U.S. Broad Investment-Grade Mortgage Index	FTSE U.S. Broad Investment-Grade Mortgage Index	1.16%	(0.85%)	0.88%
[1]	Since inception August 1, 2017.